Fair Value Measurements - Fair Value and Carrying Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Debt securities	$ 42,072	$ 51,453
Equity securities	359	257
Mortgage loans	10,967	11,482
Policy loans	4,376	4,474
Freestanding derivative instruments	1,270	1,417
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	146	125
Cash and cash equivalents	3,934	1,799
GMIB reinsurance recoverable	29,670	33,169
Receivables from affiliates	179	197
Separate account assets	195,906	248,949
Liabilities, Fair Value Disclosure [Abstract]
Other	597	627
Reserves for guaranteed investment contracts	1,128	894
Trust instruments supported by funding agreements	5,887	5,986
FHLB funding agreements	2,004	1,950
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	22,957	29,007
Long-term debt	470	494
Securities lending payable	33	14
Freestanding derivative instruments	2,065	41
Repurchase agreements	1,012	1,572
Separate account liabilities	195,906	248,949
Carrying Value
Assets, Fair Value Disclosure [Abstract]
Debt securities	42,072	51,453
Equity securities	359	257
Mortgage loans	11,549	11,482
Limited partnerships	2,434	2,252
Policy loans	4,376	4,474
Freestanding derivative instruments	1,270	1,417
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	146	125
Cash and cash equivalents	3,934	1,799
GMIB reinsurance recoverable	170	262
Receivables from affiliates	179	197
Separate account assets	195,906	248,949
Liabilities, Fair Value Disclosure [Abstract]
Other	34,990	40,155
Reserves for guaranteed investment contracts	1,128	894
Trust instruments supported by funding agreements	5,887	5,986
FHLB funding agreements	2,004	1,950
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	22,957	29,007
Long-term debt	470	494
Securities lending payable	33	14
Freestanding derivative instruments	2,065	41
Repurchase agreements	1,012	1,572
Separate account liabilities	195,906	248,949
Fair Value
Assets, Fair Value Disclosure [Abstract]
Debt securities	42,072	51,453
Equity securities	359	257
Mortgage loans	10,841	11,910
Limited partnerships	2,434	2,252
Policy loans	4,376	4,474
Freestanding derivative instruments	1,270	1,417
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	146	125
Cash and cash equivalents	3,934	1,799
GMIB reinsurance recoverable	170	262
Receivables from affiliates	179	197
Separate account assets	195,906	248,949
Liabilities, Fair Value Disclosure [Abstract]
Other	30,059	48,462
Reserves for guaranteed investment contracts	1,099	923
Trust instruments supported by funding agreements	5,760	6,175
FHLB funding agreements	2,104	1,938
Funds withheld payable under reinsurance treaties (including $3,582 and $3,639 at fair value under the fair value option at December 31, 2022 and 2021, respectively)	22,957	29,007
Long-term debt	492	563
Securities lending payable	33	14
Freestanding derivative instruments	2,065	41
Repurchase agreements	1,012	1,572
Separate account liabilities	$ 195,906	$ 248,949